Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income
Net income	$ 1,329.9	$ 1,035.6	$ 850.3
Other Comprehensive Items:
Currency translation adjustment	(340.8)	(27.2)	198.8
Unrealized gains on available-for-sale investments (net of tax provision of $1.1, $0.5, and $0.9)	3.6	1.0	2.2
Unrealized (losses) gains on hedging instruments (net of tax (benefit) provision of $(21.7), $0.1 and $0.1)	(35.4)	0.2	0.2
Pension and other postretirement benefit liability adjustments (net of tax benefit (provision) of $36.9, $9.7 and $(20.9))	(70.5)	(22.4)	36.6
Total other comprehensive items	(443.1)	(48.4)	237.8
Comprehensive Income (Loss)	$ 886.8	$ 987.2	$ 1,088.1